Taxes (Tables)	12 Months Ended
Oct. 31, 2022
Taxes [Abstract]
Schedule of Components of Income Tax	The components of the income tax provision are as follows:
	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2022	2021	2020
Current	11,584	1,905	1,568
Deferred	(341)	208	789
Total	11,243	2,113	2,357

Schedule of Deferred Tax Assets	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	October 31, 2022	October 31, 2021
Deferred tax liability:
Depreciation for tangible assets	$1,293	$1,634
Total	$1,293	$1,634

Schedule of Group’s Income (Loss) Before Income Taxes	The Group’s income (loss) before income taxes consisted of:
	For the year ended October 31,
	2022	2021	2020
Non-Singapore	(1,334,643)	(575,352)	-
Singapore	24,942,800	10,834,087	(5,758,629)
Total	23,608,157	10,258,735	(5,758,629)

Schedule of Reconciles the Statutory Rates to the Group’s Effective Tax Rate	The following table reconciles the Singapore statutory rates to the Group’s effective tax rate for the years ended October 31, 2022, 2021 and 2020.
	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2022	2021	2020
Singapore Statutory income tax rate	17.0%	17.0%	17.0%
Differential of local statutory tax rate	6.1%	-	-
Effect of preferential tax rate	(18.2)%	(17.0)%	(17.0)%
Non-taxable income	(5.1)%	-	-
Non-deductible items and others *	0.3%	0.02%	(0.04)%
Effective tax rate	0.10%	0.02%	(0.04)%

Schedule of Taxes Payable	Taxes payable consist of the following:
	October 31, 2022	October 31, 2021

Income tax payable	$10,939	$1,905
Total taxes payable	$10,939	$1,905